SELECT*ANNUITY III
                  Prospectus Supplement dated October 21, 1997

                       to Prospectus dated August 8, 1997

The Prospectus at Page 10 contains several errors regarding annuitization expenses. The corrected information is as follows:

         If you annuitize your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.

                                                              1 YEAR

The Alger American Fund:

      Alger American Growth Portfolio                          $77
      Alger American MidCap Growth Portfolio                    78
      Alger American Small Capitalization Portfolio             78

Janus Aspen Series:

      Aggressive Growth Portfolio                               77
      Growth Portfolio                                          76
      International Growth Portfolio                            82
      Worldwide Growth Portfolio                                77

Neuberger&Berman Advisers Management Trust:

      Limited Maturity Bond Portfolio                           77
      Partners Portfolio                                        79

Northstar Variable Trust:

      Northstar High Yield Bond Fund                            77
      Northstar International Value Fund                        77

OCC Accumulation Trust:

      Equity Portfolio                                          79
      Global Equity Portfolio                                   84
      Managed Portfolio                                         78
      Small Cap Portfolio                                       79